Subsidiaries	12 Months Ended
Dec. 31, 2023
Subsidiaries
Subsidiaries

30. Subsidiaries

Accounting policy

A subsidiary is an entity directly or indirectly controlled by the Company. Control is achieved where the Company has existing rights that give it the current ability to direct the activities that affect the Company’s returns and exposure or rights to variable returns from the entity.

The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition or up to the effective date of disposal, as appropriate. Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies in line with those used by the Group. All intra-group transactions, balances, income and expenses are eliminated on consolidation. Non-controlling interests in the net assets of consolidated subsidiaries are identified separately from the Group’s equity therein. Non-controlling interests consist of the amount of those interests at the date of the original acquisition and the non-controlling shareholder’s share of changes in equity since the date of the acquisition. Total comprehensive income is attributed to non-controlling interests even if this results in the non-controlling interests having a deficit balance.

No subsidiaries are excluded from the Group consolidation.

List of subsidiaries

A full list of the Company’s subsidiaries (as defined in the Large and Medium-sized Companies and Groups (Accounts and Reports) Regulations 2008) as at 31 December 2023 is detailed below:

Company name	Effective % ownership	Security	Registered address
Wholly owned subsidiaries
Altogether Services, Inc.	100%	Common	c/o United Corporate Services Inc., 10 Bank Street, Suite 560, White Plains NY 10606, United States
Consumer Healthcare Holdings Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Consumer Healthcare Intermediate Holdings Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Duncan Consumer Healthcare Philippines Inc.	100%	Common	23rd Floor, The Finance Centre, 26th Street Corner 9th Avenue, Bonifacio Global City, Taguig City, 1634, Philippines
Ferrosan (No.2) AB4	100%	Ordinary	Gävlegatan 16, 113 30, Stockholm, Sweden
Ferrosan ApS	100%	A Shares, B Shares	Delta Park 37, 2665, Vallensbæk Strand, Denmark
Glaxo Wellcome Ceylon Limited	100%	Ordinary, Ordinary B	121 Galle Road, Kaldemulla, Moratuwa, Sri Lanka
GlaxoSmithKline Asia Private Limited	100%	Equity	Patiala Road, Nabha 147201, Dist Patiala, Punjab, India
GlaxoSmithKline Consumer Healthcare (Hong Kong) Limited	100%	Ordinary	23/F., Tower 6, The Gateway, 9 Canton Road, Tsimshatsui, Kowloon, Hong Kong
GlaxoSmithKline Consumer Healthcare (Thailand) Limited	100%	Ordinary	13th Floor, Unit 13.06, Wave Place Building, 55 Wireless Road, Lumpini Sub-district, Pathumwan District, Bangkok, 10330, Thailand
GlaxoSmithKline Consumer Healthcare (UK) (No.1) Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GlaxoSmithKline Consumer Healthcare GmbH	100%	Ordinary	Schottenring 25, Wien, 1010
GlaxoSmithKline Consumer Healthcare GmbH & Co. KG2	100%	Partnership Capital	Barthstr. 4, 80339, München, Germany
GlaxoSmithKline Consumer Healthcare Investments (Ireland) (No 3) Limited[4]	100%	Ordinary	Knockbrack, Dungarvan, Co Waterford, X35 RY76, Ireland

Company name	Effective % ownership	Security	Registered address
GlaxoSmithKline Consumer Healthcare Japan K.K.	100%	Ordinary	1-8-1 Akasaka Minato-ku, Tokyo, Japan
GlaxoSmithKline Consumer Healthcare Mexico, S. De R.L. de C.V.	100%	Ordinary, Ordinary Variable	Boulevard Adolfo Ruiz Cortines No. 3720, Torre 3 Piso 11, Colonia Jardines del Pedregal, Alcaldía Alvaro Obregón, Ciudad de México, C.P. 01900, Mexico
GlaxoSmithKline Consumer Healthcare Pte. Ltd.[2]	100%	Ordinary	23, Rochester Park #03-02, Singapore, 139234, Singapore
GlaxoSmithKline Consumer Healthcare Sdn. Bhd.	100%	Ordinary	Lot 89, Jalan Enggang, Ampang / Hulu Kelang Industrial Estate, Selangor Darul Ehsan, 68000 Ampang, Malaysia
GlaxoSmithKline Consumer Healthcare Vietnam Company Limited	100%	Charter Capital	Floor 16, Metropolitan, 235 Dong Khoi, Ben Nghe Ward, District 1, Ho Chi Minh City, Vietnam
GlaxoSmithKline Consumer Private Limited	100%	Equity	Patiala Road, Nabha 147201, Dist Patiala, Punjab, India
GlaxoSmithKline Dungarvan Limited	100%	Ordinary	Knockbrack, Dungarvan, Co Waterford, X35 RY76, Ireland
GlaxoSmithKline Panama S.A.	100%	Ordinary	Urbanizacion Industrial Juan D, Calles A Y B, Republic of Panama, Panama
GlaxoSmithKline Paraguay S.A.	100%	Ordinary	Oficial Gilberto Aranda 333, Planta Alta casi Salvador del Mundo, Asuncion, Paraguay
GlaxoSmithKline Tuketici Sagligi Anonim Sirketi	100%	Nominative	Esentepe Mah. Bahar Sk. Özdilek River Plaza, Vyndham Grand No: 13 İç Kapı No: 80 Şişli, Istanbul, Turkey
GSK Bangladesh Private Limited	100%	Ordinary	K-248/1 Dewalibari, Konabari, Gazipur-1700, Bangladesh, Gazipur, 1700, Bangladesh
GSK CH Caricam Sociedad de Responsabilidad Limitada	100%	Participation interests	Urbanizacion Industrial Juan D, Calles A Y B, Republic of Panama, Panama
GSK Consumer Healthcare Chile SpA	100%	Interests share	Av. Andrés Bello N°2687, 25th floor, Las Condes, Chile
GSK Consumer Healthcare Holdings (No.5) Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GSK Consumer Healthcare Holdings (No.6) Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
GSK Consumer Healthcare Peru S.R.L	100%	Ordinary	Av Jorge Basadre 349, piso 5, San Isidro, Lima, 05W-109, Peru
GSK Consumer Healthcare Singapore Pte. Ltd.	100%	Ordinary	23, Rochester Park #03-02, Singapore, 139234, Singapore
GSK Consumer Healthcare Trinidad and Tobago Limited	100%	Ordinary	Level 2, Invader's Bay Tower, Invader's Bay, Port-of-Spain, Trinidad
Haleon (China) Co. Ltd (formerly GlaxoSmithKline Consumer Healthcare (China) Co. Ltd)[3]	100%	Registered Capital	Room 506, No.1 Shen’gang Boulevard, Lin-gang Special Area of China Pilot Free Trade Zone, Shanghai, 200000, China
Haleon (Shanghai) Health Management Consulting Co., Ltd.	100%	Registered Capital	Unit 03, 25th floor, No. 90 Qirong Road, Pilot Free Trade Zone, China (Shanghai), China
Haleon (Suzhou) Pharmaceutical Co., Ltd. (formerly Wyeth Pharmaceutical Co. Ltd)[3]	100%	Registered Capital	4 Baodai West Road, Suzhou, Jiangsu Province, 215128, China
Haleon (Suzhou) Technology Co., Ltd. (formerly GlaxoSmithKline (Suzhou) Trading Co. Ltd)[3]	100%	Registered Capital	Second floor of the Administrative building, No. 669, Gangpu, Guoxiang Street, Wuzhong Economic Development Zone, Suzhou, China
Haleon (Taizhou) Technology Co., Ltd (formerly GlaxoSmithKline Technology (Taizhou) Co. Ltd)[3]	100%	Registered Capital	Room 708 in Building D, Phase II of New Drug Innovation Base, Taizhou, Jiangsu Province, 225300, China
Haleon Alcala, S.A. (formerly SmithKline Beecham S.A.)[3]	100%	Ordinary	Ctra de Ajalvir Km 2.500, Alcala de Henares, 28806, Madrid, Spain
Haleon Australia Pty Ltd	100%	Ordinary	Level 48, 8 Parramatta Square, 10 Darcy Street, Parramatta, Sydney NSW 2150, Australia
Haleon Belgium N.V. (formerly GlaxoSmithKline Consumer Healthcare S.A.)[3]	100%	Ordinary	Da Vincilaan 5, 1930 Zaventem, Belgium
Haleon Brasil Distribuidora Ltda (formerly GlaxoSmithKline Brasil Produtos para Consumo e Saude Ltda)[3]	100%	Quotas	Av das Americas, 3500, 4th floor, rooms 407-420, Rio de Janeiro, RJ, 22621-000, Brazil
Haleon Canada ULC / Haleon Canada SRI (formerly GlaxoSmithKline Consumer Healthcare ULC / GlaxoSmithKline Soins De Sante Aux Consommateurs SRI)[3]	100%	A Class Preference, Common	1133 Melville Street, Suite 3500, The Stack, Vancouver BC V6E 4E5, Canada

Company name	Effective % ownership	Security	Registered address
Haleon CH Israel Ltd (formerly GSK Consumer Healthcare Israel Ltd)[3]	100%	Ordinary	25 Basel Street, Petech Tikva 49510, Israel
Haleon CH SARL (formerly GSK Consumer Healthcare SARL)[2,3]	100%	Ordinary	Route de I’Etraz, 1197 Prangins, Switzerland
Haleon Colombia S.A.S. (formerly GlaxoSmithKline Consumer Healthcare Colombia S.A.S.)[3]	100%	Ordinary	Carrera 7 No. 113 - 43 Piso 4, Colombia
Haleon Costa Rica S.A. (formerly GlaxoSmithKline Costa Rica S.A.)[3]	100%	Ordinary	Oficentro Terracampus, Edificio, Uno, Quinto Piso, Autopista Florencio del Castillo, kilometro siete, Cartago, La Unión San Diego, Costa Rica
Haleon Czech Republic s.r.o. (formerly Consumer Healthcare Czech Republic s.r.o.)[3]	100%	Ordinary	Hvezdova 1734/2c, Prague, 4 140 00, Czech Republic
Haleon Denmark Aps (formerly GlaxoSmithKline Consumer Healthcare Aps)[3]	100%	Ordinary	Delta Park 37, 2665, Vallensbæk Strand, Denmark
Haleon EG General Trading LLC (formerly GSK Consumer Healthcare Egypt LLC)[3]	100%	Quotas	North 90th street, Boomerang Building, 5th District, Cairo, Egypt
Haleon EG Limited (formerly GSK Consumer Healthcare Egypt Limited)[3]	100%	Ordinary	North 90th street, Boomerang Building, 5th District, Cairo, Egypt
Haleon Finland Oy (formerly GlaxoSmithKline Consumer Healthcare Finland Oy)[3]	100%	Ordinary	Energiakuja 3, Helsinki, 00180, Finland
Haleon France (formerly GlaxoSmithKline Santé Grand Public)[3]	100%	Ordinary	23 rue François Jacob, 92500, Rueil-Malmaison, France
Haleon Germany GmbH	100%	Ordinary	Barthstr. 4, 80339, München, Germany
Haleon Hellas Single Member Societe Anonyme (formerly GlaxoSmithKline Consumer Healthcare Hellas Single Member Societe Anonyme)[3]	100%	Ordinary	274 Kifissias Avenue Halandri, Athens, 152 32, Greece
Haleon Holdings (No.2) LLC (formerly GSK Consumer Healthcare Holdings No. 2 LLC)[2,3]	100%	LLC Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon Hungary Korlátolt Felelosségu Társaság (formerly GlaxoSmithKline-Consumer Hungary Kft.)[3]	100%	Membership Interests	H-1124, Csorsz utca 43, Budapest, Hungary
Haleon Insurance Limited (formerly GSK Consumer Healthcare Insurance Limited)[3]	100%	Ordinary	Dorey Court, Admiral Park, St Peter Port, GY1 4AT, Guernsey
Haleon Intermediate Holdings Limited[1,2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom
Haleon Ireland Limited (formerly GlaxoSmithKline Consumer Healthcare (Ireland) Limited)[3]	100%	Ordinary	12 Riverwalk, Citywest Business Campus, Dublin 24, Ireland
Haleon Italy Manufacturing S.r.l. (formerly Pfizer Consumer Manufacturing Italy S.r.l.)[2,3]	100%	Quotas	90, Via Nettunese, 04011, Aprilia (Prov. di Latin), Italy
Haleon Italy S.r.l. (formerly GlaxoSmithKline Consumer Healthcare S.r.l.)[3]	100%	Ordinary	Via Monte Rosa 91, Milano, Italy, 20149
Haleon Kazakhstan Limited Liability Partnership (formerly GSK CH Kazakhstan LLP)[3]	100%	Charter Capital	32 A Manasa Str., Bostandyk District, Almaty, 050008, Kazakhstan
GlaxoSmithKline Limited[3]	100%	Ordinary	Likoni Road, PO Box 78392, Nairobi, Kenya
Haleon Korea Co., Ltd. (formerly GlaxoSmithKline Consumer Healthcare Korea Co., Ltd.)[3]	100%	Ordinary	9F LS Yongsan Tower, 92 Hangang-daero, Yongsan-gu, Seoul, 04386, Republic of Korea
Haleon Levice, s.r.o. (formerly GSK Consumer Healthcare Levice, s.r.o.)[3]	100%	Ordinary	Priemyselny Park Gena, Ul. E. Sachsa 4-6, 934 01, Levice, Slovakia
Haleon Netherlands B.V. (formerly GlaxoSmithKline Consumer Healthcare B.V.)[3]	100%	Ordinary	Van Asch van Wijckstraat 55G, 3811 LP, Amersfoort, Netherlands
Haleon Netherlands Capital B.V. (formerly GSK Consumer Healthcare Capital NL B.V.)[3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom
Haleon New Zealand ULC	100%	Ordinary	Level 1, 1.04, 12 Madden Street, Auckland, 1010, New Zealand
Haleon Norway AS (formerly GlaxoSmithKline Consumer Healthcare Norway AS)[3]	100%	Ordinary	Lysaker Torg 5, 3rd floor, Lysaker, 1366, Norway
Haleon Philippines, Inc. (formerly GlaxoSmithKline Consumer Healthcare Philippines Inc.)[3]	100%	Common	23rd Floor, The Finance Centre, 26th Street Corner 9th Avenue, Bonifacio Global City, Taguig City, 1634, Philippines

Company name	Effective % ownership	Security	Registered address
Haleon Poland sp. z.o.o. (formerly GlaxoSmithKline Consumer Healthcare Sp. z.o.o.)[3]	100%	Ordinary	Rzymowskiego 53, 02-697, Warszawa, Poland
Haleon Portugal, Lda. (formerly GlaxoSmithKline Consumer Healthcare, Produtos para a Saude e Higiene, Lda)[3]	100%	Ordinary Quota	Rua Dr Antonio Loureiro Borges No 3, Arquiparque, Miraflores, 1495-131, Alges, Portugal
Haleon Romania SRL (formerly GlaxoSmithKline Consumer Healthcare S.R.L.)[3]	100%	Ordinary	1-5 Costache Negri Street, Opera Center One, 6th floor (Zone 2), District 5, Bucharest, Romania
GlaxoSmithKline Consumer Healthcare Saudi Limited[3]	100%	Ordinary	603 Salamah Tower, 6th Floor, Madinah Road, Al-Salamah District, Jeddah 21425, Saudi Arabia
Haleon Schweiz AG (formerly GSK Consumer Healthcare Schweiz AG)[3]	100%	Ordinary	Suurstoffi 14, 6343, Rotkreuz, Switzerland
Haleon Slovakia s. r. o. (formerly GlaxoSmithKline Consumer Healthcare Slovakia s. r. o.)[3]	100%	Ownership Interests	Galvaniho 7/A, Bratislava, 821 04, Slovakia
Haleon South Africa (Pty) Ltd (formerly GlaxoSmithKline Consumer Healthcare South Africa (Pty) Ltd)[3]	100%	Ordinary	17 Muswell Road South, Block D - Wedgefield Phase 2, Bryanston, Gauteng, South Africa, 2191, South Africa
Haleon Spain, S.A. (formerly GlaxoSmithKline Consumer Healthcare, S.A.)[3]	100%	Ordinary	Severo Ochoa, 2, Parque Tecnologico de Madrid, Tres Cantos, 28760, Madrid, Spain
Haleon Sweden AB (formerly GlaxoSmithKline Consumer Healthcare AB)[3]	100%	Ordinary	Gävlegatan 16, 113 30, Stockholm, Sweden
Haleon UK Capital plc (formerly GSK Consumer Healthcare Capital UK plc)[2,3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Corporate Director Limited (formerly GSK Consumer Healthcare Holdings (No.4) Limited)[3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Corporate Secretary Limited (formerly GSK Consumer Healthcare Holdings (No.8) Limited)[3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Enterprises Limited[2]	100%	Voting shares	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Export Limited (formerly GSK Consumer Healthcare Export Limited)[3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom
Haleon UK Finance (USD) Limited (formerly GlaxoSmithKline Consumer Healthcare Finance No.2 Limited)[3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Finance Limited (formerly GlaxoSmithKline Consumer Healthcare Finance Limited)[3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holding Canada Limited (formerly GSK Canada Holding Company Limited)[3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holding New Zealand Limited (formerly GSK New Zealand Holding Company Limited)[3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holding Sri Lanka Limited (formerly GlaxoSmithKline Consumer Healthcare Sri Lanka Holdings Limited)[3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holdings (No.1) Limited (formerly GSK Consumer Healthcare Holdings (No.1) Limited)[2,3]	100%	Non-voting preference shares; Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holdings (No.2) Limited (formerly GlaxoSmithKline Consumer Healthcare Holdings (No.2) Limited)[2,3]	100%	A Shares; B Shares; Preference shares; Deferred shares	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holdings (No.3) Limited (formerly GSK Consumer Healthcare Holdings (No.3) Limited)[3]	100%	Non-voting preference shares; Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Holdings (No.7) Limited (formerly GSK Consumer Healthcare Holdings (No.7) Limited)[3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England

Company name	Effective % ownership	Security	Registered address
Haleon UK Holdings Limited (formerly GlaxoSmithKline Consumer Healthcare Holdings Limited)[2,3]	100%	A Shares, B Shares, C Shares	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK IP (No.2) Limited (formerly Stiefel Consumer Healthcare (UK) Limited)[3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom
Haleon UK IP Limited (formerly GlaxoSmithKline Consumer Healthcare (UK) IP Limited)[2,3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Research Limited	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Services Limited[2]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Trading Limited (formerly GlaxoSmithKline Consumer Healthcare (UK) Trading Limited)[2,3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, England
Haleon UK Trading Services Limited (formerly GlaxoSmithKline Consumer Trading Services Limited)[2,3]	100%	Ordinary	Building 5, First Floor, The Heights, Weybridge, Surrey, KT13 0NY, United Kingdom
Haleon US Capital LLC (formerly GSK Consumer Healthcare Capital US LLC)[2,3]	100%	LLC Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon US Holdings Inc. (formerly GSK Consumer Healthcare Holdings (US) Inc.)[3]	100%	Preferred, Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon US Holdings LLC (formerly GlaxoSmithKline Consumer Healthcare Holdings (US) LLC)[2,3]	100%	LLC Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon US Inc. (formerly GSK Consumer Health, Inc.)[3]	100%	Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon US IP LLC (formerly GlaxoSmithKline Consumer Healthcare (US) IP LLC)[3]	100%	LLC Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon US LLC (formerly GlaxoSmithKline Consumer Healthcare L.L.C.)[3]	100%	LLC Interests	Corporation Service Company, 2595 Interstate Drive Suite 103, Harrisburg PA 17110, United States
Haleon US Services Inc. (formerly GSK Consumer Healthcare Services, Inc.)[3]	100%	Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Iodosan S.p.A.	100%	Ordinary	Via Monte Rosa 91, Milano, Italy, 20149
JSC Haleon Rus (formerly GlaxoSmithKline Healthcare AO)[3]	100%	Ordinary	Premises III, Room 9, floor 6, Presnenskaya nab. 10, 123112, Moscow, Russian Federation
Kuhs GmbH	100%	Ordinary	Barthstr. 4, 80339, München, Germany
Limited Liability Company “Haleon Ukraine” (formerly GlaxoSmithKline Healthcare Ukraine O.O.O.)[3]	100%	Ownership Interests	Pavla Tychyny avenue, 1-V, Kiev, 02152, Ukraine
N.C.H. - Nutrition Consumer Health Ltd	100%	Ordinary	14 Hamephalsim St, Petach Tikva, Israel
Northstar Switzerland SARL	100%	Ordinary	Route de I’Etraz 2, c/o Haleon CH SARL, 1197 Prangins, Switzerland
P.T. Sterling Products Indonesia	100%	A Shares; B Shares	Pondok Indah Office Tower 5 Level 12, Suite 1201, Jalan Sultan Iskandar Muda Kav. V-TA, Pondok Pinang, Jakarta Selatan 12310, Indonesia
Panadol GmbH	100%	Ordinary	Barthstr. 4, 80339, München, Germany
PF Consumer Healthcare B.V.	100%	Class A, Class B	Van Asch van Wijckstraat 55G, 3811 LP Amersfoort, Netherlands
PF Consumer Healthcare Brazil Importadora e Distribuidora de Medicamentos Ltda	100%	Quota	Barueri, at Avenida Ceci, No.1900, Block III, Part 67, Tambore District, Sao Paulo, 06460, Brazil
PF Consumer Healthcare Canada ULC / PF Soins De Sante SRI	100%	Common	1133 Melville Street, Suite, 3500, The Stack, Vancouver BC V6E 4E5, Canada
PF Consumer Healthcare Holding B.V.	100%	Ordinary	Van Asch van Wijckstraat 55G, 3811 LP Amersfoort, Netherlands
PF Consumer Taiwan LLC	100%	Interests	The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington DE 19801, United States
Pfizer Laboratories PFE (Pty) Ltd.	100%	Common	Flushing Meadows Building, The Campus, 57 Sloane Street, Bryanston 2021, South Africa

Company name	Effective % ownership	Security	Registered address
Pfizer PFE Colombia S.A.S	100%	Common	Carrera 7 No. 113 - 43 Piso 4, Colombia
PT Haleon Indonesia Trading	100%	Ordinary	Pondok Indah Office Tower 5 Level 12, Suite 1201, Jalan Sultan Iskandar Muda Kav. V-TA, Pondok Pinang, Jakarta Selatan 12310, Indonesia
PT. Bina Dentalindo[4]	100%	Ordinary	Gedung Graha Ganesha Lantai 3, Jl Raya Bekasi Km 17, No5, Jakarta Timur 13930, Indonesia
Stafford-Miller (Ireland) Limited[2]	100%	Ordinary	Clocherane, Youghal Road, Dungarvan, Co. Waterford, Ireland
Sterling Drug (Malaya) Sdn Berhad	100%	Ordinary	Lot 89, Jalan Enggang, Ampang / Hulu Kelang Industrial Estate, Selangor Darul Ehsan, 68000 Ampang, Malaysia
Sterling Products International, Incorporated	100%	Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Treerly Health Co., Ltd	100%	Registered Capital	Unit 01A, Room 3901, No 16. East Zhujiang Road, Tianhe District, Guangzhou City, China
Wyeth Pharmaceuticals Company	100%	Partnership Interests	State Road No. 3, Kilometer 142.1, Guayama, 00784, Puerto Rico

Subsidiaries where the effective interest is less than 100%

Company name	Effective % ownership	Security	Registered address

GSK-Gebro Consumer Healthcare GmbH	50.0%	Ordinary	Bahnhofbichl 13, 6391 Fieberbrunn, Kitzbühel, Austria
Haleon Pakistan Limited (formerly GlaxoSmithKline Consumer Healthcare Pakistan Limited)[3]	85.8%	Ordinary	11-A, 11th Floor, Sky Tower (East Wing), Dolmen City, HC-3, Block 4, Scheme-5, Clifton, Karachi, Sindh 75600, Pakistan
Haleon US Enterprises Inc. (formerly Beecham Enterprises Inc.)[3]	88.0%	Common	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Haleon US LP (formerly GlaxoSmithKline Consumer Healthcare, L.P.)[2,3]	88.0%	Partnership Interests	Corporation Service Company, 251 Little Falls Drive, Wilmington DE 19808, United States
Pfizer Biotech Corporation	55.0%	Ordinary	24F, No. 66, Sec 1, Zhong Xiao W. Rd, Taipei 100, Taiwan
Sino-American Tianjin Smith Kline & French Laboratories Ltd[2]	55.0%	Ordinary	Cheng Lin Zhuang Industrial Zone, Dong Li District, Tianjin, 300163, China
SmithKline Beecham (Private) Limited	99.7%	Ordinary	World Trade Center, Level 34, West Tower, Echelon Square, Colombo 1, Sri Lanka

The following UK subsidiaries will take advantage of the audit exemption set out within Section 479A of the Companies Act 2006, supported by guarantees issued by Haleon plc (under section 479C of the Companies Act 2006) over their liabilities for the year ended 31 December 2023. Unless otherwise stated, the undertakings listed below are owned, either directly or indirectly, by the Company.

Name	Company number
Consumer Healthcare Holdings Limited	11986432
Consumer Healthcare Intermediate Holdings Limited	11986416
GlaxoSmithKline Consumer Healthcare (UK) (No.1) Limited	00753340
Haleon UK Holding Canada Limited	12342809
Haleon UK Holding New Zealand Limited	12342879
Haleon UK Holding Sri Lanka Limited	09400298
Haleon UK Holdings (No.1) Limited	13355627
Haleon UK Holdings (No.3) Limited	13401293
Haleon UK Holdings (No.7) Limited	13414769

The following UK subsidiaries, having not traded during the year will take advantage of the audit exemption set out within Section 480 of the Companies Act 2006 for the year ended 31 December 2023. Unless otherwise stated, the undertakings listed below are owned, either directly or indirectly, by the Company.

Name	Company number
GSK Consumer Healthcare Holdings (No. 5) Limited	13401372
GSK Consumer Healthcare Holdings (No. 6) Limited	13401308
Haleon UK Corporate Director Limited	13401336
Haleon UK Corporate Secretary Limited	13434151

1	Directly held by Haleon plc.
2	Principal subsidiary of the Group as at 31 December 2023.
3	The Company changed its name during the period between 1 January 2023 and 15 March 2024. The former name of the Company is included in brackets. The Group has a programme of action to rename and harmonise all legal entity names to reflect the Haleon brand.
4	The Company is in liquidation.